Financial Instruments (Assets and Liabilities Measured on Recurring Basis Table) (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Financial assets and financial liabilities measured at fair value on a recurring basis:
Debt securities - noncurrent	$ 9		$ 10
Available-for-sale equity investments	18		34
Derivative assets	439		587
Derivative liabilities	250		242
Potential reduction in net position of total derivative liabilities	251		262
Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	7,997	[1],[2]	7,746	[1],[2]
Debt securities - current	350	[1],[3]	717	[1],[4]
Debt securities - noncurrent	9	[5]	10	[5]
Available-for-sale equity investments	18	[5]	34	[5]
Derivative assets	719	[6],[7]	918	[8],[9]
Total Assets	9,092	[7]	9,424	[9]
Total Liabilities	501	[10],[7]	503	[11],[9]
Potential reduction in net position of total derivative assets	251		262
Potential reduction in net position of total derivative liabilities	251		262
Recurring | Prepaid expenses and other current assets
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	318		333
Recurring | Investments and sundry assets
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	401		585
Recurring | Other accrued expenses and liabilities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative liabilities	375		426
Recurring | Other liabilities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative liabilities	126		78
Recurring | Interest rate contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	308	[6]	604	[8]
Derivative liabilities	13	[10]
Recurring | Foreign exchange contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	375	[6]	305	[8]
Derivative liabilities	484	[10]	496	[11]
Recurring | Equity contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	36	[6]	9	[8]
Derivative liabilities	4	[10]	7	[11]
Recurring | Time deposits and certificates of deposit
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	4,754	[2]	3,694	[2]
Recurring | Commercial paper
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	1,507	[2]	2,098	[2]
Recurring | Money market funds
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	1,728	[2]	1,923	[2]
Recurring | Other securities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	8	[2]	30	[2]
Recurring | Level 1
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	1,728	[1],[2]	1,923	[1],[2]
Debt securities - noncurrent	1	[5]	2	[5]
Available-for-sale equity investments	18	[5]	34	[5]
Total Assets	1,747	[7]	1,959	[9]
Recurring | Level 1 | Money market funds
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	1,728	[2]	1,923	[2]
Recurring | Level 2
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	6,269	[1],[2]	5,823	[1],[2]
Debt securities - current	350	[1],[3]	717	[1],[4]
Debt securities - noncurrent	7	[5]	8	[5]
Derivative assets	719	[6],[7]	918	[8],[9]
Total Assets	7,345	[7]	7,466	[9]
Total Liabilities	501	[10],[7]	503	[11],[9]
Recurring | Level 2 | Interest rate contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	308	[6]	604	[8]
Derivative liabilities	13	[10]
Recurring | Level 2 | Foreign exchange contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	375	[6]	305	[8]
Derivative liabilities	484	[10]	496	[11]
Recurring | Level 2 | Equity contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets	36	[6]	9	[8]
Derivative liabilities	4	[10]	7	[11]
Recurring | Level 2 | Time deposits and certificates of deposit
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	4,754	[2]	3,694	[2]
Recurring | Level 2 | Commercial paper
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	1,507	[2]	2,098	[2]
Recurring | Level 2 | Other securities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents	$ 8	[2]	$ 30	[2]

[1]	Available-for-sale securities with carrying values that approximate fair value.
[2]	Included within cash and cash equivalents in the Consolidated Statement of Financial Position.
[3]	Commercial paper reported as marketable securities in the Consolidated Statement of Financial Position.
[4]	Commercial paper and certificates of deposit reported as marketable securities in the Consolidated Statement of Financial Position.
[5]	Included within investments and sundry assets in the Consolidated Statement of Financial Position.
[6]

The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Statement of Financial Position at December 31, 2013 were $318 million and $401 million, respectively.

[7]

If derivative exposures covered by a qualifying master netting agreement had been netted in the Consolidated

Statement of Financial Position, the total derivative asset and liability positions would have been reduced by $251 million each.

[8]

The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Statement of Financial Position at December 31, 2012 were $333 million and

$585 million, respectively.

[9]

If derivative exposures covered by a qualifying master netting agreement had been netted in the Consolidated

Statement of Financial Position, the total derivative asset and liability positions would have been reduced by $262 million each.

[10]

The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Statement of Financial Position at December 31, 2013 were $375 million and $126 million, respectively.

[11]

The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Statement of Financial Position at December 31, 2012 were $426 million and $78 million, respectively.